The Relative Value Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 18.3%
	Adjustable Rate Mortgage Trust
$213,355	Series 2006-1, Class 2A1, 3.644%, 3/25/2036[1,2,3]	$152,801
	Aqua Finance Trust
156,091	Series 2019-A, Class A, 3.140%, 7/16/2040[2,4]	160,127
150,000	Series 2020-AA, Class B, 2.790%, 7/17/2046[2,4]	152,947
150,000	Series 2020-AA, Class C, 3.970%, 7/17/2046[2,4]	155,473
	Bunker Hill Loan Depositary Trust
500,000	Series 2019-3, Class M1, 3.269%, 11/25/2059[2,4,5]	503,393
	CHL Mortgage Pass-Through Trust
251,934	Series 2007-8, Class 1A12, 5.875%, 1/25/2038[1,2]	178,735
	Connecticut Avenue Securities Trust
250,000	Series 2019-R04, Class 2B1, 5.398% (1-Month USD Libor+525 basis points), 6/25/2039[2,3,4,6]	256,336
250,000	Series 2020-R02, Class 2B1, 3.148% (1-Month USD Libor+300 basis points), 1/25/2040[2,3,4,6]	238,743
	CPS Auto Receivables Trust
300,000	Series 2019-C, Class E, 4.300%, 7/15/2025[2,4]	308,843
	Deephaven Residential Mortgage Trust
200,000	Series 2019-3A, Class B1, 4.258%, 7/25/2059[1,2,3,4]	200,625
250,000	Series 2018-2A, Class M1, 4.375%, 4/25/2058[2,3,4]	255,857
	DSLA Mortgage Loan Trust
146,434	Series 2006-AR2, Class 1A1A, 0.342% (1-Month USD Libor+19 basis points), 10/19/2036[2,3,6]	127,578
	Fannie Mae Connecticut Avenue Securities
73,282	Series 2018-C04, Class 2M2, 2.698% (1-Month USD Libor+255 basis points), 12/25/2030[2,3,6]	73,805
	Foursight Capital Automobile Receivables Trust
150,000	Series 2019-1, Class E, 4.300%, 9/15/2025[2,4]	156,073
	Freddie Mac Structured Agency Credit Risk Debt Notes
313,721	Series 2016-DNA2, Class M3, 4.798% (1-Month USD Libor+465 basis points), 10/25/2028[2,3,6]	327,809
	GS Mortgage-Backed Securities Corp. Trust
419,000	Series 2020-PJ3, Class B5, 3.465%, 10/25/2050[1,2,3,4]	279,867
	GSR Mortgage Loan Trust
194,427	Series 2007-AR1, Class 2A1, 2.922%, 3/25/2047[1,2,3]	158,138
	Hertz Vehicle Financing II LP
200,000	Series 2019-1A, Class D, 6.360%, 3/25/2023[2,4]	198,290
	JFIN CLO 2013 Ltd
350,000	Series 2013-1A, Class DR, 7.588% (3-Month USD Libor+737 basis points), 1/20/2030[2,3,4,6]	339,500
	Legacy Mortgage Asset Trust
244,057	Series 2018-GS1, Class A1, 4.000%, 3/25/2058[2,4,5]	245,255

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Magnetite XVI Ltd.
$250,000	Series 2015-16A, Class F, 6.718% (3-Month USD Libor+650 basis points), 1/18/2028[2,3,4,6]	$212,880
	Monroe Capital Mml Clo X Ltd.
375,000	Series 2020-1A, Class E, 9.078% (3-Month USD Libor+885 basis points), 8/20/2031[2,3,4,6]	375,216
	Mosaic Solar Loan Trust
112,705	Series 2019-1A, Class B, , 12/21/2043[2,4]	99,833
	Multifamily Connecticut Avenue Securities Trust
229,128	Series 2019-01, Class M7, 1.848% (1-Month USD Libor+170 basis points), 10/15/2049[2,3,4,6]	223,975
93,068	Series 2020-01, Class M7, 2.098% (1-Month USD Libor+195 basis points), 3/25/2050[2,3,4,6]	92,143
100,000	Series 2020-01, Class M10, 3.898% (1-Month USD Libor+375 basis points), 3/25/2050[2,3,4,6]	97,585
100,000	Series 2020-01, Class CE, 7.648% (1-Month USD Libor+750 basis points), 3/25/2050[2,3,4,6]	88,484
	New Residential Mortgage Loan Trust 2019-1
238,474	Series 2019-1A, Class B6B, 3.313%, 9/25/2057[2,3,4]	222,219
	Nomura Asset Acceptance Corp. Alternative Loan Trust Series
362,207	Series 2006-AP1, Class A3, 5.654%, 1/25/2036[1,2,3]	157,689
	Palmer Square CLO Ltd.
1,000,000	Series 2019-1A, Class SUB, , 4/20/2027[2,3,4]	807,546
	Palmer Square Loan Funding 2020-4 Ltd.
2,250,000	Series 2020-4A, Class SUB, , 11/25/2028[2,3,4]	2,288,002
	Palmer Square Loan Funding Ltd.
1,000,000	Series 2019-3A, Class SUB, 0.00%, 8/20/2027[2,3,4]	824,534
1,500,000	Series 2019-4A, Class SUB, 0.00%, 10/24/2027[2,3,4]	1,330,250
1,250,000	Series 2020-1A, Class SUB, 0.00%, 2/20/2028[2,3,4]	1,195,978
650,000	Series 2020-2A, Class SUB, 0.00%, 4/20/2028[2,3,4]	636,845
1,250,000	Series 2020-3A, Class SUB, 0.00%, 7/20/2028[2,3,4]	1,529,672
	PRPM LLC
250,000	Series 2019-4A, Class A2, 4.654%, 11/25/2024[2,4,5]	250,125
	Radnor Ltd.
500,000	Series 2019-1, Class M2, 3.348% (1-Month USD Libor+320 basis points), 2/25/2029[2,3,4,6]	493,168
	Residential Mortgage Loan Trust
400,000	Series 2019-3, Class B2, 5.664%, 9/25/2059[2,3,4]	391,787
500,000	Series 2020-2, Class B2, 5.400%, 5/25/2060[2,3,4]	515,823
	Residential Mortgage Loan Trust 2020-1
340,000	Series 2020-1, Class B2, 4.665%, 2/25/2024[2,3,4]	336,783
	Saranac Clo VIII Ltd.
250,000	Series 2020-8A, Class E, 8.344% (3-Month USD Libor+812 basis points), 2/20/2033[2,3,4,6]	237,605

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	Upstart Securitization Trust
$206,808	Series 2018-1, Class D, 6.147%, 8/20/2025[2,4]	$210,554
150,000	Series 2019-3, Class C, 5.381%, 1/21/2030[2,4]	153,631
	Veros Automobile Receivables Trust 2020-1
40,000	Series 2020-1, Class D, 5.640%, 2/16/2027[2,4]	40,472
	Verus Securitization Trust
300,000	Series 2020-2, Class B1, 5.360%, 5/25/20602,[3,4]	303,920
	WaMu Mortgage Pass-Through Certificates Trust
39,779	Series 2006-AR18, Class 3A1, 3.102%, 1/25/2037[2,3]	36,795
	Wells Fargo Mortgage Loan Trust
248,229	Series 2010-RR2, Class 1A4, 3.287%, 9/27/2035[1,2,3,4]	207,458
	XCALI Mortgage Trust
100,000	Series 2020-1, Class B1, 9.150% (1-Month USD Libor+750 basis points), 1/22/2023[2,3,4,6]	97,226
	TOTAL ASSET-BACKED SECURITIES
	(Cost $17,202,604)	17,928,393
	BANK LOANS — 13.3%
	BCP Special Opportunities Fund II Holdings LP
1,055,005	13.000%, 1/29/2025[7]	1,055,005
755,825	13.000%, 1/29/2025[7]	755,825
	BJ Services
1,337,540	11.830%, 1/3/2023[7]	1,337,540
475,000	11.830%, 1/3/2023[7]	441,750
	Challenge Manufacturing Company, LLC
2,438,119	10.000%, 12/18/2025[7]	2,397,613
	Juul
566,850	9.500%, 8/1/2023[7]	561,181
	Penney Borrower LLC
2,000,000	9.250%, 11/23/2025[7]	1,970,000
	Premier Brands Group Holdings LLC
236,284	9.116%, 3/20/2024[7]	217,381
	Wellbore Integrity Solutions, LLC
2,212,500	8.500%, 12/31/2024[7]	2,212,500
2,123,592	12.442%, 12/31/2024[7]	2,081,120
	TOTAL BANK LOANS
	(Cost $13,038,209)	13,029,915

Number of Shares
	CLOSED-END FUNDS — 35.5%
16,440	Aberdeen Emerging Markets Equity Income Fund, Inc.[1]	134,150
19,924	AllianzGI Convertible & Income Fund II	101,413
8,563	BlackRock New York Municipal Income Quality Trust	116,714

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
7,179	BrandywineGLOBAL Global Income Opportunities Fund, Inc.[1]	$89,666
8,296	Calamos Long/Short Equity & Dynamic Income Trust	144,599
580,458	Cliffwater Corporate Lending Fund - Class I	5,978,718
7,336	Clough Global Equity Fund	100,650
14,231	Clough Global Opportunities Fund[1]	158,106
5,738	DTF Tax-Free Income, Inc.	85,496
53,789	Eaton Vance Floating-Rate Income Plus Fund	836,419
38,394	Eaton Vance Senior Income Trust	244,186
15,011	First Trust MLP and Energy Income Fund	87,214
6,666	First Trust New Opportunities MLP & Energy Fund	28,464
260,960	Griffin Institutional Access Credit Fund - Class I	6,265,639
1	High Income Securities Fund	9
25,525	Invesco Dynamic Credit Opportunities Fund	274,139
115,484	Invesco Senior Income Trust	459,626
15,566	Kayne Anderson NextGen Energy & Infrastructure, Inc.	89,505
301	Miller/Howard High Dividend Fund	2,333
12,659	NexPoint Strategic Opportunities Fund[1]	133,173
4,802	Nuveen Georgia Quality Municipal Income Fund	62,762
4,774	Nuveen Maryland Quality Municipal Income Fund	67,361
21,694	Nuveen Michigan Quality Municipal Income Fund	320,203
7,027	Nuveen Municipal Credit Opportunities Fund	91,070
363,171	Palmer Square Opportunistic Income Fund	6,664,192
17,110	PGIM Global High Yield Fund, Inc.[1]	248,608
45,643	PIMCO Energy & Tactical Credit Opportunities Fund	368,795
4,140	Pioneer Municipal High Income Advantage Trust	48,231
5,580	Pioneer Municipal High Income Trust	69,415
920,649	Pomona Investment Fund	10,475,784
4,220	Royce Global Value Trust, Inc.	56,379
4,790	Source Capital, Inc.[1]	191,169
3,814	Special Opportunities Fund, Inc.	53,701
15	Sprott Focus Trust, Inc.	106
157,171	Voya Prime Rate Trust[1]	702,554
	TOTAL CLOSED-END FUNDS
	(Cost $33,503,986)	34,750,549

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
	BX Commercial Mortgage Trust
$237,324	Series 2019-XL, Class J, 2.809% (1-Month USD Libor+265 basis points), 10/15/2036[3,4,6]	234,162
	CHL Mortgage Pass-Through Trust
1,058,719	Series 2004-29, Class 1X, 1.187%, 2/25/2035[2,3]	21,462

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Connecticut Avenue Securities Trust
$124,534	Series 2019-R01, Class 2M2, 2.598% (1-Month USD Libor+245 basis points), 7/25/2031[2,3,4,6]	$124,970
94,464	Series 2019-R03, Class 1M2, 2.298% (1-Month USD Libor+215 basis points), 9/25/2031[2,3,4,6]	94,714
250,000	Series 2019-R06, Class 2B1, 3.898% (1-Month USD Libor+375 basis points), 9/25/2039[2,3,4,6]	243,000
	Connecticut Avenue Securities Trust
380,000	Series 2019-R07, Class 1B1, 3.548% (1-Month USD Libor+340 basis points), 10/25/2039[2,3,4,6]	377,453
98,413	Series 2019-R05, Class 1M2, 2.148% (1-Month USD Libor+200 basis points), 7/25/2039[2,3,4,6]	98,669
	Deephaven Residential Mortgage Trust
200,000	Series 2020-2, Class M1, 4.112%, 5/25/2065[2,3,4]	209,355
	DSLA Mortgage Loan Trust
602,357	Series 2004-AR2, Class X2, 2.466%, 11/19/2044[2,3]	32,512
	Foursight Capital Automobile Receivables Trust
200,000	Series 2020-1, Class F, 4.620%, 6/15/2027[2,4]	202,381
	Luminent Mortgage Trust
176,951	Series 2006-5, Class A1A, 0.528% (1-Month USD Libor+38 basis points), 7/25/2036[2,3,6]	133,682
	Morgan Stanley Mortgage Loan Trust
209,281	Series 2006-13AX, Class A2, 0.488% (1-Month USD Libor+34 basis points), 10/25/2036[2,3,6]	108,685
	RALI Trust
119,909	Series 2006-QA10, Class A1, 0.333% (1-Month USD Libor+19 basis points), 12/25/2036[2,3,6]	113,308
57,541	Series 2005-QS17, Class A10, 6.000%, 12/25/2035[1,2]	56,243
239,217	Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036[1,2]	219,271
	Residential Mortgage Loan Trust
100,000	Series 2019-2, Class M1, 3.862%, 5/25/2059[2,3,4]	102,744
	Velocity Commercial Capital Loan Trust
14,766	Series 2017-1, Class AFL, 1.398% (1-Month USD Libor+125 basis points), 5/25/2047[2,3,4,6]	14,732
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $2,318,367)	2,387,343

Number of Shares
	COMMON STOCKS — 2.1%
	INVESTMENT COMPANIES — 1.1%
17,172	Bain Capital Specialty Finance, Inc.[1]	208,296
36,414	Barings BDC, Inc.[1]	335,009
73,725	Oaktree Specialty Lending Corp.[1]	410,648

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INVESTMENT COMPANIES (Continued)
2,909	Oaktree Strategic Income Corp.	$22,545
6,953	Owl Rock Capital Corp.	88,025
		1,064,523
	RETAIL-JEWELRY — 0.1%
404	Tiffany & Co.	53,106
	SPECIFIED PURPOSE ACQUISITIONS — 0.9%
2,247	Agba Acquisition Ltd.*,8	23,594
3,530	Alussa Energy Acquisition Corp. - Class A*,1,8	35,512
2,490	Amplitude Healthcare Acquisition Corp. - Class A*	24,925
3,489	Apollo Strategic Growth Capital - Class A*,8	36,320
228	Artius Acquisition, Inc. - Class A*,8	2,424
3,824	Atlantic Avenue Acquisition Corp. - Class A*	38,546
1,207	Breeze Holdings Acquisition Corp.*	12,251
1,299	Brilliant Acquisition Corp.*,8	13,003
1,450	Burgundy Technology Acquisition Corp. - Class A*,8	15,095
216	Capstar Special Purpose Acquisition Corp. - Class A*	2,192
2,403	CC Neuberger Principal Holdings I - Class A*,8	26,049
1,662	Chardan Healthcare Acquisition 2 Corp.*	16,952
1,227	Churchill Capital Corp. II - Class A*,1	12,699
1,540	Churchill Capital Corp. IV - Class A*	15,415
1,578	East Resources Acquisition Co. - Class A*	16,017
2,245	East Stone Acquisition Corp.*,8	22,585
923	Edoc Acquisition Corp. - Class A*,8	9,452
594	Fusion Acquisition Corp. - Class A*	6,712
3,118	Galileo Acquisition Corp.*,1,8	31,804
1,401	Good Works Acquisition Corp.*	13,940
3,975	Greenrose Acquisition Corp.*	40,267
3,133	Greenvision Acquisition Corp.*	32,270
52	GS Acquisition Holdings Corp. II - Class A*	567
101	GX Acquisition Corp. - Class A*	1,111
464	Lifesci Acquisition II Corp.*	4,928
1,868	Lionheart Acquisition Corp. II - Class A*	18,829
4,087	LIV Capital Acquisition Corp. - Class A*,8	40,788
628	Malacca Straits Acquisition Co., Ltd. - Class A*,8	6,223
4,094	Merida Merger Corp. I*,1	41,759
1,220	Mountain Crest Acquisition Corp.*	12,822
564	New Providence Acquisition Corp. - Class A*	7,659
1,988	Osprey Technology Acquisition Corp. - Class A*,1	20,814
399	Pershing Square Tontine Holdings Ltd. - Class A*	11,060
3,507	Property Solutions Acquisition Corp.*	35,070

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)

	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,843	PTK Acquisition Corp.*	$18,688
1,774	Recharge Acquisition Corp. - Class A*	18,077
1,125	RedBall Acquisition Corp. - Class A*,[8]	12,251
520	Replay Acquisition Corp.*,1,8	5,408
124	SC Health Corp. - Class A*,1,8	1,271
3,666	Sports Entertainment Acquisition Corp. - Class A*	37,100
904	Sustainable Opportunities Acquisition Corp. - Class A*,8	9,727
732	Thunder Bridge Acquisition II Ltd. - Class A*,1,8	9,677
2,002	Tuscan Holdings Corp. II*,1	22,042
1,990	Union Acquisition Corp. II*,1,8	20,696
3,489	VG Acquisition Corp. - Class A*,8	39,879
1,475	Vistas Media Acquisition Co., Inc. - Class A*	14,883
1,450	VPC Impact Acquisition Holdings - Class A*,8	14,587
2,638	Yunhong International - Class A*,8	26,222
		900,162
	TELECOMMUNICATION EQUIPMENT — 0.0%
210	Acacia Communications Inc*,1	15,321
	TOTAL COMMON STOCKS
	(Cost $1,901,340)	2,033,112

Principal Amount
	CORPORATE BONDS — 0.1%
	FINANCIALS — 0.1%
	BlackRock Capital Investment Corp.
$81,190	5.000%, 6/15/2022[9]	80,572
	Realogy Group LLC / Realogy Co.-Issuer Corp.
50,000	9.375%, 4/1/2027[1,2,4]	55,469
		136,041
	TOTAL CORPORATE BONDS
	(Cost $122,931)	136,041

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 0.6%
	FINANCIALS — 0.6%
	Capital Southwest Corp.
178	5.950%, 12/15/2022[2]	4,468
	First Eagle Alternative Capital BDC, Inc.
3,968	6.125%, 10/30/2023[2]	100,724
3,092	6.750%, 12/30/2022[1,2]	78,124

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
	FINANCIALS (Continued)
	Monroe Capital Corp.
1,757	5.750%, 10/31/2023[1,2]	$44,276
	MVC Capital, Inc.
5,197	6.250%, 11/30/2022[1,2]	131,660
	Oxford Square Capital Corp.
2,423	6.500%, 3/30/2024[1,2]	60,551
	PennantPark Investment Corp.
1,728	5.500%, 10/15/2024[2]	43,494
	Portman Ridge Finance Corp.
3,376	6.125%, 9/30/2022[1,2]	84,704
	Stellus Capital Investment Corp.
1,014	5.750%, 9/15/2022[1,2]	25,492
	TriplePoint Venture Growth BDC Corp.
715	5.750%, 7/15/2022[2]	18,025
	WhiteHorse Finance, Inc.
786	6.500%, 11/30/2025[1,2]	20,208
		611,726
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $590,281)	611,726
	MUTUAL FUNDS — 4.6%
385,449	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	4,478,912
	TOTAL MUTUAL FUNDS
	(Cost $4,650,000)	4,478,912
	PRIVATE INVESTMENT FUNDS — 18.8%
195,986	Bailard Real Estate Investment Trust	5,205,392
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	2,493,518
N/A	Linden Investors LP	3,250,711
N/A	Pender Capital Asset Based Lending Fund I, L.P.	1,046,551
2,438	ShoreBridge Point72 Select, LLC	3,034,213
N/A	Walleye Opportunities Fund LP	3,011,911
N/A	Whitebox Asymmetric Opportunities Fund, LP	338,097
	TOTAL PRIVATE INVESTMENT FUNDS
	(Cost $17,116,075)	18,380,393

	RIGHTS — 0.0%
2,247	Agba Acquisition Ltd., Expiration Date: February 13, 2021*,8	768
713	Andina Acquisition Corp. III, Expiration Date: January 30, 2021*,8	266
150	Big Rock Partners Acquisition Corp., Expiration Date: March 3, 2021*	195
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	350
1,299	Brilliant Acquisition Corp., Expiration Date: March 20, 2022*,8	455

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
2,245	East Stone Acquisition Corp., Expiration Date: November 3, 2021*,8	$1,055
923	Edoc Acquisition Corp., Expiration Date: May 9, 2022*,8	517
852	GigCapital2, Inc., Expiration Date: August 19, 2022*	352
3,133	Greenvision Acquisition Corp., Expiration Date: August 20, 2022*	1,285
1	High Income Securities Fund, Expiration Date: January 22, 2021*,7	—
1,220	Mountain Crest Acquisition Corp., Expiration Date: September 24, 2022*	1,155
2,638	Yunhong International, Expiration Date: November 3, 2021*,8	818
	TOTAL RIGHTS
	(Cost $0)	7,216
	UNITS — 0.8%
	INVESTMENT COMPANIES — 0.0%
567	Periphas Capital Partnering Corp.*	14,804
	SPECIFIED PURPOSE ACQUISITIONS — 0.8%
2,011	10X Capital Venture Acquisition Corp.*	21,417
137	7GC & Co Holdings, Inc.*	1,445
182	Ajax I*,8	2,259
140	Altitude Acquisition Corp.*	1,449
1,023	Americas Technology Acquisition Corp.*,8	10,516
1	Apollo Strategic Growth Capital*,8	11
1,824	Atlas Crest Investment Corp.*	19,243
1,658	Better World Acquisition Corp.*	18,321
1,705	Blue Water Acquisition Corp.*	17,561
2,030	Bull Horn Holdings Corp.*,8	23,101
137	CF Acquisition Corp. IV*	1,410
254	CF Finance Acquisition Corp. III*	2,725
2	Churchill Capital Corp. IV*	21
642	Concord Acquisition Corp.*	6,619
352	Corner Growth Acquisition Corp.*,8	3,678
1,713	DD3 Acquisition Corp.*	17,986
1,401	Decarbonization Plus Acquisition Corp.*	16,097
1,068	Dune Acquisition Corp.*	10,894
1	East Resources Acquisition Co.*	11
703	EdtechX Holdings Acquisition Corp.*	7,255
1,420	Empower Ltd.*,8	14,768
1,410	Eucrates Biomedical Acquisition Corp.*,8	14,608
2,109	Far Peak Acquisition Corp.*,8	21,828
3,106	FG New America Acquisition Corp.*	32,986
208	Fintech Acquisition Corp. V*	2,226
1,221	Genesis Park Acquisition Corp.*,8	12,686
2,109	Globis Acquisition Corp.*	21,681
142	Golden Falcon Acquisition Corp.*	1,477

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1	GS Acquisition Holdings Corp. II*	$11
103	Healthcare Services Acquisition Corp.*	1,053
3,548	IG Acquisition Corp.*	38,318
1,160	Kingswood Acquisition Corp.*	12,064
682	KINS Technology Group, Inc.*	7,018
1,038	L&F Acquisition Corp.*,8	10,764
1,380	Landcadia Holdings III, Inc.*	15,415
701	Live Oak Acquisition Corp. II*	7,606
1	Malacca Straits Acquisition Co., Ltd.*,8	10
1,420	Montes Archimedes Acquisition Corp.*	14,910
1,691	Mudrick Capital Acquisition Corp.*	17,586
1,894	Natural Order Acquisition Corp.*	20,550
1,405	New Beginnings Acquisition Corp.*	15,385
1,420	NextGen Acquisition Corp.*,8	14,612
1,159	Omnichannel Acquisition Corp.*	11,938
1,936	OTR Acquisition Corp.*	20,309
2,920	Peridot Acquisition Corp.*,8	32,850
3,382	Petra Acquisition, Inc.*	36,526
696	PropTech Investment Corp. II*	7,482
2	RedBall Acquisition Corp.*,8	23
1,045	Rodgers Silicon Valley Acquisition Corp.*	13,951
351	Roth Ch Acquisition II Co.*	3,650
2,778	Sandbridge Acquisition Corp.*	28,613
352	ScION Tech Growth I*,8	3,640
2,079	Seven Oaks Acquisition Corp.*	21,518
66	Spartan Acquisition Corp. II*	713
1,418	Tekkorp Digital Acquisition Corp.*,8	15,243
1,054	Thayer Ventures Acquisition Corp.*	11,014
1,990	Ventoux CCM Acquisition Corp.*	20,497
2	VG Acquisition Corp.*,8	24
1,805	Viveon Health Acquisition Corp.*	18,537
1	VPC Impact Acquisition Holdings*,8	11
1,418	Yellowstone Acquisition Co.*	15,102
968	Zanite Acquisition Corp.*	10,183
		751,405
	TOTAL UNITS
	(Cost $718,535)	766,209
	WARRANTS — 0.1%
177	AerSale Corp., Expiration Date: December 22, 2025*	329
2,247	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,8	1,123

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,765	Alussa Energy Acquisition Corp., Expiration Date: October 31, 2026*,8	$2,171
1,245	Amplitude Healthcare Acquisition Corp., Expiration Date: December 1, 2026*	1,805
713	Andina Acquisition Corp. III, Expiration Date: March 6, 2024*,8	563
1,163	Apollo Strategic Growth Capital, Expiration Date: October 29, 2027*,8	2,186
76	Artius Acquisition, Inc., Expiration Date: July 13, 2026*,8	170
1,912	Atlantic Avenue Acquisition Corp., Expiration Date: October 6, 2027*	2,103
376	BiomX, Inc., Expiration Date: October 28, 2024*	301
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	1,243
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,8	284
725	Burgundy Technology Acquisition Corp., Expiration Date: October 5, 2025*,8	1,378
108	Capstar Special Purpose Acquisition Corp., Expiration Date: July 9, 2027*	152
801	CC Neuberger Principal Holdings I, Expiration Date: December 31, 2025*,8	1,882
1,662	Chardan Healthcare Acquisition 2 Corp., Expiration Date: March 5, 2025*	1,645
409	Churchill Capital Corp. II, Expiration Date: July 24, 2024*	806
308	Churchill Capital Corp. IV, Expiration Date: September 18, 2025*	468
506	CIIG Merger Corp., Expiration Date: December 31, 2026*	4,124
238	Crescent Acquisition Corp., Expiration Date: March 7, 2024*	350
789	East Resources Acquisition Co., Expiration Date: July 1, 2027*	900
1,349	East Stone Acquisition Corp., Expiration Date: December 31, 2026*,8	890
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,8	637
297	Fusion Acquisition Corp., Expiration Date: June 1, 2027*	760
3,118	Galileo Acquisition Corp., Expiration Date: October 30, 2026*,8	2,619
700	Good Works Acquisition Corp., Expiration Date: October 22, 2025*	770
3,975	Greenrose Acquisition Corp., Expiration Date: May 11, 2024*	3,956
3,133	Greenvision Acquisition Corp., Expiration Date: October 28, 2024*	2,287
13	GS Acquisition Holdings Corp. II, Expiration Date: August 20, 2025*	33
396	GX Acquisition Corp., Expiration Date: May 24, 2026*	1,141
238	KLDiscovery, Inc., Expiration Date: December 1, 2025*	67
1,187	Leisure Acquisition Corp., Expiration Date: December 28, 2022*	938
934	Lionheart Acquisition Corp. II, Expiration Date: February 14, 2026*	1,055
4,087	LIV Capital Acquisition Corp., Expiration Date: January 10, 2025*,8	2,861
314	Malacca Straits Acquisition Co., Ltd., Expiration Date: June 30, 2027*,8	330
2,047	Merida Merger Corp. I, Expiration Date: November 7, 2026*	2,047
135	New Providence Acquisition Corp., Expiration Date: September 1, 2024*	510
994	Osprey Technology Acquisition Corp., Expiration Date: October 30, 2024*	1,461
3,507	Property Solutions Acquisition Corp., Expiration Date: August 28, 2027*	3,682
1,843	PTK Acquisition Corp., Expiration Date: December 31, 2025*	2,119
887	Recharge Acquisition Corp., Expiration Date: October 5, 2027*	1,393
375	RedBall Acquisition Corp., Expiration Date: August 17, 2022*,8	840
260	Replay Acquisition Corp., Expiration Date: April 8, 2024*,1,8	480
62	SC Health Corp., Expiration Date: August 21, 2024*,8	84
1,833	Sports Entertainment Acquisition Corp., Expiration Date: October 30, 2025*	2,475

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
452	Sustainable Opportunities Acquisition Corp., Expiration Date: June 26, 2025*,8	$1,017
1,001	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*	2,352
1,990	Union Acquisition Corp. II, Expiration Date: April 1, 2025*,8	1,891
1,163	VG Acquisition Corp., Expiration Date: September 29, 2025*,8	3,082
1,316	Vincera Pharma, Inc., Expiration Date: February 14, 2025*	4,343
1,475	Vistas Media Acquisition Co., Inc., Expiration Date: August 1, 2026*	1,268
725	VPC Impact Acquisition Holdings, Expiration Date: October 22, 2027*,8	805
1,319	Yunhong International, Expiration Date: January 31, 2027*,8	805
	TOTAL WARRANTS
	(Cost $0)	72,981
	SHORT-TERM INVESTMENTS — 3.8%
3,733,980	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.03%1,10	3,733,980
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,733,980)	3,733,980
	TOTAL INVESTMENTS — 100.4%
	(Cost $94,896,308)	98,316,770
	Liabilities in Excess of Other Assets — (0.4)%	(439,928)
	TOTAL NET ASSETS — 100.0%	$97,876,842
	SECURITIES SOLD SHORT — (1.1)%
	EXCHANGE-TRADED FUNDS — (1.1)%
(26,350)	Invesco Senior Loan ETF	(587,078)
(4,673)	iShares iBoxx High Yield Corporate Bond ETF	(407,953)
(1,000)	SPDR Bloomberg Barclays High Yield Bond ETF	(108,940)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,075,927)	(1,103,971)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,075,927)	$(1,103,971)

ETF — Exchange-Traded Fund
LLC — Limited Liability Company
LP — Limited Partnership

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $3,544,395, which represents 3.6% of total net assets of the Fund.
[2] Callable.
[3] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $18,472,692, which represents 18.87% of total net assets of the Fund.
[5] Step rate security.
[6] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

The Relative Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

[7] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 13.31% of Net Assets. The total value of these securities is $13,029,915.
[8] Foreign security denominated in U.S. Dollars.
[9] Convertible security.
[10] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

THE RELATIVE VALUE FUND
SCHEDULE OF INVESTMENTS - Continued
December 31, 2020 - (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date

Bailard Real Estate Investment Trust [a]	Quarterly	30 Days	$5,400,000	$5,205,392	1/1/2019
DSC Meridian Credit Opportunities Onshore Fund LP [a]	Quarterly [b]	65 Days	2,200,000	2,493,518	10/1/2018
Linden Investors LP [a]	Quarterly [c]	65 Days	2,700,000	3,250,711	10/1/2018
Pender Capital Asset Based Lending Fund I, L.P. [a]	Quarterly	90 Days	1,046,844	1,046,551	8/16/2019
Pomona Investment Fund	Quarterly	75 Days	9,735,511	10,475,784	10/1/2018
ShoreBridge Point72 Select, LLC [a]	Quarterly [b]	55 Days	2,700,000	3,034,213	5/1/2019
Walleye Opportunities Fund LP [a]	Monthly [c]	45 Days	2,675,000	3,011,911	12/1/2018
Whitebox Asymmentric Opportunities Fund, LP [a]	Quarterly [c]	60 Days	394,231	338,097	10/1/2018
Totals			$26,851,586	$28,856,177

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

c The Private Investment Fund can institute a gate provision on redemptions at the fund level of 20 - 25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Schedule of Investments.

The Relative Value Fund

Notes to Schedule of Investments

December 31, 2020 (Unaudited)

Note 1 – Valuation of Investments

The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Relative Value Fund

Notes to Schedule of Investments - Continued

December 31, 2020 (Unaudited)

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in securities with a fair value of $28,856,177 are excluded from the fair value hierarchy as of December 31, 2020.

The Relative Value Fund

Notes to Schedule of Investments - Continued

December 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2020:

	Level 1	Level 2	Level 3***	Total
Assets
Investments
Asset-Backed Securities	$-	$17,928,393	$-	$17,928,393
Bank Loans	-	-	13,029,915	13,029,915
Closed-End Funds	18,009,126	6,265,639	-	24,274,765
Collateralized Mortgage Obligations	-	2,387,343	-	2,387,343
Common Stocks*	2,033,112	-	-	2,033,112
Corporate Bonds**	-	136,041	-	136,041
Exchange-Traded Debt Securities*	611,726	-	-	611,726
Mutual Funds	4,478,912	-	-	4,478,912
Rights	7,216	-	-	7,216
Units*	766,209	-	-	766,209
Warrants	72,981	-	-	72,981
Short-Term Investments	3,733,980	-	-	3,733,980
Subtotal	$29,713,262	$26,717,416	$13,029,915	$69,460,593
Closed End Funds				$10,475,784
Private Investment Funds				$18,380,393
Total Investments				$98,316,770

Liabilities
Securities Sold Short
Exchange-Traded Funds	$1,103,971	$-	$-	$1,103,971
Total Securities Sold Short	$1,103,971	$-	$-	$1,103,971

*All common stocks, exchange-traded debt securities, and units held in the Fund are Level 1 securities. For a detailed break-out of common stocks, exchange-traded debt securities, and units, by major industry classification, please refer to the Schedule of Investments.

**All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

***The Fund held level 3 securities valued at zero at period end.